Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Segment information
Segment information
	Year ended December 31,
	2023	2022	2021
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing	12,143	9,332	9,619
Engineering	5,797	5,617	11,769
	17,940	14,949	21,388
Operating (loss) / income
Trading and manufacturing	377	(246)	130
Engineering	(438)	590	846
Unallocated corporate expenses	(188)	(230)	(205)
	(249)	114	771
	Year ended December 31,
	2023	2022	2021
	US$’000	US$’000	US$’000
Depreciation:
Trading and manufacturing	11	28	32
Engineering	4	5	6
	15	33	38
Capital expenditures, gross
Trading and manufacturing	3	2	1
Engineering	2	5	3
	5	7	4
	December 31,
	2023	2022
	US$’000	US$’000
Assets
Trading and manufacturing	8,229	13,637
Engineering	13,891	5,726
	22,120	19,363
Liabilities
Trading and manufacturing	3,605	1,300
Engineering	2,035	3,257
	5,640	4,557

Geographical analysis of revenue and assets
	Year ended December 31,
	2023	2022	2021
	US$’000	US$’000	US$’000
Revenue -
The PRC	7,125	5,878	13,217
Hong Kong	9,879	7,174	7,937
Others	936	1,897	234
	17,940	14,949	21,388
	December 31,
	2023	2022
	US$’000	US$’000

Hong Kong	6	8
The PRC	162	171
	168	179

Major suppliers and customers
	Year ended December 31,
	2023	2022	2021

Supplier A	42%	33%	42%
Supplier B	23%	21%	13%
Supplier C	7%	6%	6%
Supplier D	5%	5%	6%
Supplier E	-	-	5%
Supplier F	-	5%	-
Supplier G	-	5%	-
	Year ended December 31,
	2023	2022	2021

Customer A	14%	18%	15%
Customer B	10%	9%	-
Customer C	7%	-	-
Customer D	5%	-	-
Customer E	5%	6%	-
Customer F	-	-	17%
Customer G	-	-	9%
Customer H	-	-	7%